UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Holding Inc.
         --------------------------------------------------
Address           711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York     November 10, 2005
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              32

Form 13F Information Table Value Total:                    $ 369,570,595
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.     28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

ITEM 1                       ITEM 2     ITEM 3           ITEM 4        ITEM 5

                                                       TOTAL
 NAME OF ISSUER              CLASS      CUSIP NUMBER   VALUE        POSITION    CLASS

BERKSHIRE HATHAWAY INC DEL    CL A       084670108   24,600,000          300    SHS
CENTENE CORP DEL              COM        15135B101      334,901       13,380    SHS
COCA COLA CO                  COM        191216100  101,406,665    2,347,920    SHS
CONVERA CORP                  CL A       211919105    2,444,940      173,400    SHS
CONVERA CORP                  CL A       211919105    7,050,000      500,000    SHS
CONVERA CORP                  CL A       211919105   44,807,629    3,177,846    SHS
CONVERA CORP                  CL A       211919105      676,800       48,000    SHS
CONVERA CORP                  CL A       211919105   20,938,500    1,485,000    SHS
CONVERA CORP                  CL A       211919105    1,410,000      100,000    SHS
CONVERA CORP                  CL A       211919105      423,000       30,000    SHS
CONVERA CORP                  CL A       211919105      940,005       66,667    SHS
CONVERA CORP                  CL A       211919105   89,000,286    6,312,077    SHS
EXPEDIA INC DEL               COM        30212P105   21,945,142    1,107,781    SHS
EXPEDIA INC DEL               COM        30212P105      693,825       35,024    SHS
EXPEDIA INC DEL               COM        30212P105      998,424       50,400    SHS
EXPEDIA INC DEL               COM        30212P105      438,950       22,158    SHS
EXPEDIA INC DEL               COM        30212P105      341,108       17,219    SHS
IAC INTERACTIVECORP           COM NEW    44919P300   28,082,248    1,107,781    SHS
IAC INTERACTIVECORP           COM NEW    44919P300      887,858       35,024    SHS
IAC INTERACTIVECORP           COM NEW    44919P300    1,277,640       50,400    SHS
IAC INTERACTIVECORP           COM NEW    44919P300      663,536       26,175    SHS
IAC INTERACTIVECORP           COM NEW    44919P300      436,502       17,219    SHS
IBIS TECHNOLOGY CORP          COM        450909106       18,200       10,000    SHS
INFINITY PPTY & CAS CORP      COM        45665Q103      526,350       15,000    SHS
INTEL CORP                    COM        458140100   12,325,000      500,000    SHS
KNOT INC                      COM        499184109    2,328,900      210,000    SHS
MANNKIND CORP                 COM        56400P201    1,222,257       89,281    SHS
NASDAQ STOCK MARKET INC       COM        631103108      223,080        8,800    SHS
ONVIA INC                     COM NEW    68338T403      387,000       75,000    SHS
OPSWARE INC                   COM        68383A101      732,569      141,150    SHS
PRICELINE COM INC             COM NEW    741503403    1,870,176       96,800    SHS
PRICELINE COM INC             COM NEW    741503403      139,104        7,200    SHS

                                                   ------------

                                                    369,570,595
                                                   =============






           ITEM 1                         ITEM 6                ITEM 7          ITEM 8
                                ---INVESTMENT DISCRETION---             ---VOTING AUTHORITY---
                                  (a)        (b)       (C)                 (a)      (b)          (C)
       NAME OF ISSUER            SOLE      SHARED    OTHER    MANAGERS    SOLE     SHARE        Other
BERKSHIRE HATHAWAY INC DEL                      300                  1        300
CENTENE CORP DEL                             13,380                        13,380
COCA COLA CO                              2,347,920                  1  2,347,920
CONVERA CORP                                173,400                  1    173,400
CONVERA CORP                                500,000                  1    500,000
CONVERA CORP                              3,177,846                  1  3,177,846
CONVERA CORP                                 48,000                  1     48,000
CONVERA CORP                              1,485,000                  1  1,485,000
CONVERA CORP                                100,000                       100,000
CONVERA CORP                                 30,000                        30,000
CONVERA CORP                                 66,667                        66,667
CONVERA CORP                   6,312,077                                6,312,077
EXPEDIA INC DEL                           1,107,781                  1  1,107,781
EXPEDIA INC DEL                              35,024                  1     35,024
EXPEDIA INC DEL                              50,400                  1     50,400
EXPEDIA INC DEL                              22,158                        22,158
EXPEDIA INC DEL                   17,219                                   17,219
IAC INTERACTIVECORP                       1,107,781                  1  1,107,781
IAC INTERACTIVECORP                          35,024                  1     35,024
IAC INTERACTIVECORP                          50,400                  1     50,400
IAC INTERACTIVECORP                          26,175                        26,175
IAC INTERACTIVECORP               17,219                                   17,219
IBIS TECHNOLOGY CORP                         10,000                        10,000
INFINITY PPTY & CAS CORP                     15,000                        15,000
INTEL CORP                                  500,000                  1    500,000
KNOT INC                                    210,000                       210,000
MANNKIND CORP                                89,281                  1     89,281
NASDAQ STOCK MARKET INC                       8,800                  1      8,800
ONVIA INC                                    75,000                        75,000
OPSWARE INC                                 141,150                       141,150
PRICELINE COM INC                            96,800                  1     96,800
PRICELINE COM INC                             7,200                  1      7,200




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